Merger and Acquisitions - Additional Information (Details)											1 Months Ended		3 Months Ended				4 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 16, 2015 USD ($) Property	Nov. 30, 2015 shares	Nov. 15, 2015 USD ($) shares	Aug. 21, 2015	Aug. 10, 2015 USD ($) store	Apr. 02, 2015 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 16, 2014 USD ($) site	Oct. 02, 2014 USD ($) site shares	Jul. 31, 2015 USD ($) shares	Oct. 02, 2014 USD ($) site	Dec. 31, 2015 USD ($) shares	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) shares	Jul. 31, 2015 USD ($) shares	Dec. 31, 2015 USD ($) shares	Jan. 01, 2016	Aug. 31, 2014 USD ($)	Aug. 29, 2014
Business Acquisition [Line Items]
Business acquisition total purchase price																			$ 24,625,000
Current assets																					$ 1,435,935,000
Property and equipment																					1,093,893,000
Revenues													$ 4,076,507	$ 4,906,773	$ 5,126,084	$ 4,350,852	$ 7,342,837,000		18,460,216,000
Net income													16,518	34,711	93,534	49,306	(52,945,000)		194,069,000
Percentage of membership interest acquired					100.00%
Net income (loss)													$ 7,755	$ 27,544	$ 34,867	17,072	$ 34,233,000		87,238,000
Acquisition increased goodwill																			$ 10,100,000
Common Units [Member]
Business Acquisition [Line Items]
Partners' capital account, converted units | shares																			79,308
Subordinated Units-Affiliated [Member]
Business Acquisition [Line Items]
Partners' capital account, converted units | shares																			10,939,436
Limited Partners' Capital Account, Units Issued | shares								10,939,436					0				10,939,436		0
Class A Units [Member] | Common Units [Member]
Business Acquisition [Line Items]
Partners' capital account, converted units | shares																			79,308
Class A Units [Member] | Subordinated Units-Affiliated [Member]
Business Acquisition [Line Items]
Partners' capital account, converted units | shares																			10,939,436
Senior Notes [Member] | 6.375% Senior Notes Due 2023 [Member]
Business Acquisition [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							6.375%
Parent Company [Member]
Business Acquisition [Line Items]
Percentage of membership interest acquired																			38.40%
Parent Company [Member] | Common Units [Member]
Business Acquisition [Line Items]
Partners' capital account, converted units | shares			10,939,436
Parent Company [Member] | Subordinated Units-Affiliated [Member]
Business Acquisition [Line Items]
Partners' capital account, converted units | shares			10,939,436
MACS [Member]
Business Acquisition [Line Items]
Percentage of membership interest acquired										100.00%		100.00%
Date of acquisition										Oct. 01, 2014
Business acquisition total purchase price										$ 768,000,000
Payments to Acquire Businesses, Gross										$ 565,813,000							$ 565,813,000
Number of Stores | site										100		100
Current assets																					96,749,000
Property and equipment																					463,772,000
Dealer-Operated And Consignment Sites | site										200		200
Goodwill												$ 0
Revenues																	509,300,000
Net income																	31,900,000
MACS [Member] | Partnership Interest [Member]
Business Acquisition [Line Items]
Limited Partners' Capital Account, Units Issued | shares										3,983,540
Aloha Petroleum, Ltd [Member]
Business Acquisition [Line Items]
Percentage of membership interest acquired									100.00%
Date of acquisition									Dec. 16, 2014
Business acquisition total purchase price									$ 267,100,000
Current assets									67,012,000
Property and equipment									$ 127,916,000
Goodwill																			$ (49,192,000)
Revenues								$ 24,700,000
Net income								$ 700,000
Number of Fuel Storage Terminals | site									6
Number of Fuel Branded Stations | site									100
Contingent Consideration									$ 18,300,000				$ 18,300,000						18,300,000
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Costs									$ 2,800,000
Escrow Deposit													$ 14,100,000						14,100,000
Aloha Petroleum, Ltd [Member] | Parent Company [Member]
Business Acquisition [Line Items]
Number of Fuel Branded Stations | site									50
Sunoco LLC and Sunoco Retail LLC [Member]
Business Acquisition [Line Items]
Percentage of membership interest acquired							50.10%
Date of acquisition							Apr. 01, 2015
Business acquisition total purchase price							$ 775,000,000
Goodwill										$ 0
Revenues																	5,500,000,000
Percentage of membership interest acquired							31.58%
Partners' Capital Account, Acquisitions							$ 40,800,000
Net income (loss)																	(73,100,000)
Sunoco LLC and Sunoco Retail LLC [Member] | Senior Notes [Member] | 6.375% Senior Notes Due 2023 [Member]
Business Acquisition [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							6.375%
Sunoco Retail LLC [Member]
Business Acquisition [Line Items]
Current assets																					328,928,000
Property and equipment																					709,793,000
Revenues																			1,500,000,000
Net income (loss)																			10,500,000
Sunoco Retail LLC [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Percentage of membership interest acquired	100.00%																			100.00%
ETP Dropdown [Member]
Business Acquisition [Line Items]
Limited Partners' Capital Account, Units Issued | shares				5,710,922
Payments to Acquire Businesses, Gross				$ 2,200,000,000
ETP Dropdown [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Percentage of membership interest acquired																				68.42%
Sunmarks, LLC [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Percentage of membership interest acquired																				100.00%
Sunoco LLC [Member]
Business Acquisition [Line Items]
Percentage of membership interest acquired							50.10%
Payments to Acquire Businesses, Gross																			775,000,000
Current assets																					1,107,007,000
Property and equipment																					384,100,000
Revenues																2,400,000,000
Percentage of membership interest acquired							31.58%
Net income (loss)																$ 24,500,000
Sunoco LLC [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Percentage of membership interest acquired	49.90%
Percentage of membership interest acquired	68.42%
Susser [Member]
Business Acquisition [Line Items]
Percentage of membership interest acquired											100.00%							100.00%				50.10%
Payments to Acquire Businesses, Gross											$ 966,855,000								966,855,000
Current assets																					217,244,000
Property and equipment																					$ 983,900,000
Revenues																	741,900,000	$ 2,600,000,000
Net income (loss)																	$ (15,200,000)	$ 18,100,000
Susser [Member] | Common Units [Member]
Business Acquisition [Line Items]
Partners' capital account, converted units | shares											79,308
Limited Partners' Capital Account, Units Issued | shares											79,308							79,308
Susser [Member] | Subordinated Units-Affiliated [Member]
Business Acquisition [Line Items]
Partners' capital account, converted units | shares											10,939,436
Limited Partners' Capital Account, Units Issued | shares											10,939,436							10,939,436
Susser [Member] | Class B Units [Member]
Business Acquisition [Line Items]
Limited Partners' Capital Account, Units Issued | shares											21,978,980
Susser [Member] | Class A Units [Member] | Common Units [Member]
Business Acquisition [Line Items]
Partners' capital account, units issued upon acquisition | shares											79,308
Susser [Member] | Class A Units [Member] | Subordinated Units-Affiliated [Member]
Business Acquisition [Line Items]
Partners' capital account, units issued upon acquisition | shares											10,939,436
Aziz Convenience Stores, L.L.C [Member]
Business Acquisition [Line Items]
Business acquisition total purchase price						$ 41,600,000
Payments to Acquire Businesses, Gross																			41,600,000
Number of Stores | store						27
Acquisition increased goodwill						$ 4,300,000
Alta East, Inc Wholesale Motor Fuel Distribution [Member]
Business Acquisition [Line Items]
Business acquisition total purchase price		$ 57,100,000
Payments to Acquire Businesses, Gross																			57,142,000
Acquisition increased goodwill		$ 16,599,000																	$ 16,599,000
Number of fee and leased properties | Property		32
Number of fee and leased properties operated by third party or commission agents | Property		30
Number of fee and leased properties non-operating surplus locations | Property		2